Business combinations and other significant transactions - Acquisitions - Additional Information (Details) € in Millions, m³ / d in Millions, Tonnes / yr in Millions, m³ / yr in Billions								12 Months Ended
	Dec. 29, 2022 EUR (€) MW	Aug. 26, 2022 Tonnes / yr	Aug. 26, 2022 m³ / d	Aug. 26, 2022 m³ / yr	Aug. 04, 2022 EUR (€) MW	Feb. 18, 2022 EUR (€) MW	Jan. 12, 2022 EUR (€) MW	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)
Business combinations and other significant transactions
Consideration									€ 1,667	€ 112
Net financial liabilities									541
Cash and cash equivalents									31
Goodwill									482
SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA)
Business combinations and other significant transactions
Goodwill									52
SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA) | Greece | Plenitude
Business combinations and other significant transactions
Net financial liabilities							€ 1
Power generating capacity, existing or in advanced development | MW							800
Cash consideration							€ 51
Goodwill							€ 52
Equity interest acquired (as a percent)							100.00%
Corazon I / Guajillo
Business combinations and other significant transactions
Cash and cash equivalents									2
Corazon I / Guajillo | Plenitude
Business combinations and other significant transactions
Net financial liabilities						€ 88
Cash and cash equivalents						2
Cash consideration						€ 121
Corazon I Solar plant | Texas | Plenitude
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW						266
Guajillo storage project | Plenitude | Minimum
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW						200
Guajillo storage project | Plenitude | Maximum
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW						400
Energia Eolica Boreas SLU
Business combinations and other significant transactions
Cash and cash equivalents									12
Goodwill									18
Energia Eolica Boreas SLU | Plenitude
Business combinations and other significant transactions
Net financial liabilities					€ 59
Cash and cash equivalents					€ 12
Power generating capacity, existing or in advanced development | MW					104.5
Cash consideration					€ 87
Goodwill					€ 18
Consideration paid								€ 16
Equity interest acquired (as a percent)					100.00%
Export LNG Ltd | Exploration & Production
Business combinations and other significant transactions
Equity interest acquired (as a percent)		100.00%	100.00%	100.00%
Natural gas operating capacity | m³ / d			3
Natural gas production capacity		0.6		1
PLT Energia Srl and SEF Srl
Business combinations and other significant transactions
Cash and cash equivalents									17
Goodwill									€ 412
PLT Energia Srl and SEF Srl | Plenitude
Business combinations and other significant transactions
Net financial liabilities	€ 390
Cash and cash equivalents	€ 17
Power generating capacity, existing or in advanced development | MW	400
Cash consideration	€ 750
Goodwill	€ 412